Employee Benefits - Schedule of Compliance Bonuses Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Compliance Bonuses Provision [Abstract]
Balances as of January 1	$ 68,356	$ 71,102
Net provisions established	53,873	54,087
Provisions used	(54,877)	(56,833)
Total	$ 67,352	$ 68,356